Loans Receivable and Allowance for Loan Losses (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Participation interest in loans originated	$ 11,600,000	$ 6,300,000
Interest income on loans acquired	0
Carring value of loans acquired	6,400,000	13,300,000	11,700,000
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums	(1,535,000)	(1,193,000)
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	1,060,000	2,850,000	1,950,000
Nonaccrual Loans, Interest Income, Cash Basis Method	649,000	968,000	280,000
Nonperforming Loans Sold	25,900,000
Cash Proceeds From Sale Of Nonperforming Loans	15,100,000
Pretax Loss On Sale Of Nonperforming Loans	10,800,000
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans Sold	14,600,000
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans Sold	9,100,000
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans Sold	1,100,000
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans Sold	781,000
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonperforming Loans Sold	$ 313,000